Sungy Mobile Limited (Parent Company) - Condensed Statements of Comprehensive Income (Loss) (Detail)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Parent Company [Member] CNY	Dec. 31, 2013 Parent Company [Member] CNY	Dec. 31, 2012 Parent Company [Member] CNY
Condensed Income Statements, Captions [Line Items]
Revenues	$ 59,507,459	369,219,983	328,843,318	185,218,681	0	0	0
Cost of revenues	(21,602,965)	(134,037,756)	(94,144,743)	(74,813,098)	0	0	0
Gross profit	37,904,494	235,182,227	234,698,575	110,405,583	0	0	0
Operating expenses					(79,164,026)	(20,844,955)	(460,046)
Operating income (loss)	(12,659,796)	(78,548,970)	89,517,552	4,835,419	(79,164,026)	(20,844,955)	(460,046)
Share of losses of an equity method investment	(100,395)	(622,909)		(1,072,946)	(206,750)
Investment income	1,512,005	9,381,389	360,750	124,862	8,274,923
Interest income	4,736,579	29,388,576	279,777	194,643	25,584,157
Share of earnings of subsidiaries					1,231,556	112,659,847	15,628,070
Income (loss) before income taxes	(5,478,911)	(33,994,449)	90,158,079	8,264,463	(44,280,140)	91,814,892	15,168,024
Income tax expense	(2,203,804)	(13,673,721)	1,656,813	6,903,561	(2,883,293)
Net income (loss) attributable to Sungy Mobile Limited	(7,601,366)	(47,163,433)	91,814,892	15,168,024	(47,163,433)	91,814,892	15,168,024
Unrealized gains on available-for-sale investments, net of nil income tax	1,807,260	11,213,323			11,213,323
Foreign currency translation adjustment, net of nil income taxes	551,629	3,422,636	4,686,070	1,334,554	3,422,636	4,686,070	1,334,554
Comprehensive income (loss) attributable to Sungy Mobile Limited	$ (5,242,477)	(32,527,474)	96,500,962	16,502,578	(32,527,474)	96,500,962	16,502,578